Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Goodwill

Note 11 – Goodwill

As of December 31, 2022, the balance of goodwill represented an amount of $14,157,570 that arose from acquisition of Cheyi BVI in 2021, $5,364,709 that arose from acquisition of Yinhua in March 2022 and $13,715,130 that arose from acquisition of Feipeng BVI in December 2022.

A reconciliation of changes in the Company’s goodwill by reportable segment were as follows:

	Trucking services	Car-hailing and driver management services	Car owner services

Balance as at December 31, 2021	$-	$14,157,570	$-
Impairment	-	-	-
Arising from acquisition	13,715,130	-	5,364,709
Effects of exchange rate changes	-	-	-
Balance as at December 31, 2022	$13,715,130	$14,157,570	$5,364,709